Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 1,419,707	$ 1,456,012	$ 1,256,318	$ 1,637,568	$ 1,479,026	$ 1,357,475	$ 1,104,874	$ 1,355,334	$ 1,010,088	$ 1,018,783	$ 1,000,000
Primary Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Primary Shares
Account Value	$ 1,549,033	1,428,948	1,163,304	1,281,628	1,211,977	1,150,950	1,031,620	1,211,840	985,912	973,268	1,000,000
Service Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Service Shares
Account Value	$ 1,528,038	1,412,091	1,149,923	1,268,909	1,200,629	1,141,742	1,025,478	1,206,646	983,180	971,958	1,000,000
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 1,598,515	1,514,691	1,310,106	1,559,708	1,446,531	1,307,280	1,075,818	1,253,837	985,785	943,379	1,000,000
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 1,598,515	1,514,691	1,310,106	1,559,708	1,446,531	1,307,280	1,075,818	1,253,837	985,785	943,379	1,000,000
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 1,598,515	1,514,691	1,310,106	1,559,708	1,446,531	1,307,280	1,075,818	1,253,837	985,785	943,379	1,000,000
MSCI AC World ex-U.S. Small Cap Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC World ex-U.S. Small Cap Index-NR
Account Value	$ 1,734,591	1,678,242	1,451,033	1,813,177	1,605,632	1,405,463	1,148,062	1,403,511	1,066,129	1,026,027	1,000,000
MSCI EAFE Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index-NR
Account Value	$ 1,659,839	1,598,717	1,352,119	1,580,533	1,420,532	1,317,556	1,079,835	1,252,568	1,001,779	991,858	1,000,000
MSCI EAFE Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index-NR
Account Value	$ 1,659,839	$ 1,598,717	$ 1,352,119	$ 1,580,533	$ 1,420,532	$ 1,317,556	$ 1,079,835	$ 1,252,568	$ 1,001,779	$ 991,858	$ 1,000,000